RELATED PARTIES BALANCES AND TRANSCATIONS - Compensation of Key Management Personnel (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares
Disclosure of transactions between related parties [line items]
Amount incurred by entity for provision of key management personnel services provided by separate management entity | $	$ 6,914	$ 5,140	$ 4,507
Key management personnel compensation | $	$ 6,914	$ 5,140	$ 4,507
Number of share options granted in share-based payment arrangement (in shares) | shares	4,000	221,000
Options granted during the year (in usd per share) | $ / shares	$ 52.10	$ 46.45
Grant One
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		115,000
Options granted during the year (in usd per share) | $ / shares		$ 46.00
Grant Two
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares		6,000
Options granted during the year (in usd per share) | $ / shares		$ 50.92
Restricted Stock Units | Grant One
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	82,800	93,000	12,836
Options granted during the year (in usd per share) | $ / shares	$ 87.44	$ 46.00	$ 34.96
Restricted Stock Units | Grant Two
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	2,400	10,000	62,162
Options granted during the year (in usd per share) | $ / shares	$ 52.10	$ 50.92	$ 37.00
Restricted Stock Units | Grant Three
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares) | shares	2,390	4,054
Options granted during the year (in usd per share) | $ / shares	$ 69.77	$ 45.50